Debt (Details) - Schedule of minimum repayments of debt $ in Thousands	Jun. 27, 2021 USD ($)
Schedule of minimum repayments of debt [Abstract]
2022	$ 8,211
2023	48,064
2024	8,211
2025	820,901
Minimum repayments of debt	$ 885,387